CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of profit or loss
Revenue	$ 5,238,341	$ 4,761,385	$ 5,146,740
Cost of sales	(3,574,532)	(3,498,905)	(3,511,425)
Gross profit	1,663,809	1,262,480	1,635,315
Other income	111,513	257,863	273,026
Distribution costs	(523,300)	(496,473)	(528,470)
Administrative expenses	(521,294)	(474,469)	(551,977)
Other expense	(240,165)	(77,415)	(83,388)
Profit from operating activities	490,563	471,986	744,506
Finance income	19,640	29,701	50,284
Finance costs	(287,958)	(258,467)	(262,962)
Share of profit of associates and joint ventures accounted for using equity method	17,017	23,939	6,748
Exchange rate differences	98	(3,935)	(41,171)
Profit before income tax	239,360	263,224	497,405
Income Tax	30,992	(45,647)	(129,694)
Net Profit	270,352	217,577	367,711
Net profit attributable to
Net profit attributable to parent company	269,724	213,801	362,689
Net profit attributable to non-controlling interests	628	3,776	5,022
Net Profit	$ 270,352	$ 217,577	$ 367,711
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 2.3836	$ 1.8894	$ 3.2051
Basic and diluted earnings per share	$ 2.3836	$ 1.8894	$ 3.2051